Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 4,131,813	¥ 4,859,833
Deposits with stock exchanges and other segregated cash
Non-trading debt securities		23,641	23,744
Investments in and advances to affiliated companies		30,440	29,336
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		173,525	206,640
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		915,870	1,062,008
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		62,474	137,328
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,943,588	3,426,205
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	20,027	18,676
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 16,328	¥ 8,976

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.